Fair Value Measurement	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurement

NOTE 4 – FAIR VALUE MEASUREMENT

FASB Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures, provides the framework for measuring fair value and establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FASB ASC 820 are described as follows:

Level 1	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the KSOP has the ability to access.
Level 2

Inputs to the valuation methodology include:

•
Quoted prices for similar assets or liabilities in active markets;
•
Quoted prices for identical or similar assets or liabilities in inactive markets;
•
Inputs other than quoted prices that are observable for the asset or liability;
•
Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

The following is a description of the valuation methodologies used by the Plan for assets measured at fair value. There have been no changes to the methodologies used as of December 31, 2025 and 2024.

Mutual Funds

Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (“NAV”) and to transact at that price. The mutual funds held by the Plan are actively traded.

McGrath RentCorp Unitized Stock Fund (“Fund”)

The Fund consists of the Company’s common stock and short-term cash which provides liquidity for daily trading. The Company’s common stock is valued at the quoted market price from a national securities exchange and the short-term cash investments are held in a money market mutual fund and are valued at fair value based on the NAV per share. A market-based NAV per share is calculated on a periodic basis. Shares can be redeemed on a same day basis but only directly from the Fund.

Collective Investment Trusts

The Plan has investments in Collective Investment Trusts (CITs) managed by numerous investment funds. The CITs are valued at the NAV as provided by the administrators of the fund. The NAV is used as the practical expedient to estimate fair value. The NAV is based on the value of the underlying assets of the fund, less liabilities, and then divided by the number of units outstanding.

Brokerage Account

A participant-directed brokerage account allows an investor to buy or sell investments such as cash, stocks, unit investment trusts and mutual funds. The fair value of the brokerage account is the aggregation of the fair value of the underlying assets, all of which are actively traded.

The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024:

Assets at fair value as of December 31, 2025:

		Fair Value Measurement Unit
	Fair value	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	12/31/2025	(Level 1)	(Level 2)	(Level 3)

Mutual funds	$5,124,246	$5,124,246	$—	$—
McGrath RentCorp Unitized Stock Fund:
McGrath RentCorp Common Stock	24,299,502	24,299,502	—	—
Money Market Mutual Fund	314,896	314,896	—	—
Brokerage accounts	10,530,126	10,530,126	—	—
Total assets held in fair value hierarchy	40,268,770	$40,268,770	$-	$—
Collective investment trusts at NAV	101,391,370
Total	$141,660,140

Assets at fair value as of December 31, 2024:

			Fair Value Measurement Unit
		Fair value	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
		12/31/2024	(Level 1)	(Level 2)	(Level 3)

Mutual funds		$3,945,197	$3,945,197	$—	$—
McGrath RentCorp Unitized Stock Fund:
McGrath RentCorp Common Stock		26,105,823	26,105,823	—	—
Money Market Mutual Fund	*	535,032	535,032	—	—
Brokerage accounts		8,817,301	8,817,301	—	—
Total assets held in fair value hierarchy		39,403,353	$39,403,353	$-	$—
Collective investment trusts at NAV		90,094,068
Total		$129,497,421

* Prior year amounts have been reclassified to reflect the Money Market Fund as a Level 1 investment rather than Level 2.

The following table presents the Plan’s investments with a reported NAV as a practical expedient at December 31, 2025 and 2024:

	2025	2024
Collective investment trust:
T Rowe Price Target-date Retirement Funds
Fair value	$46,375,326	$43,564,550
Unfunded commitment	—	—
Redemption frequency (if currently eligible)	Daily	Daily
Redemption notice period	Daily	Daily
Northern Trust
Fair value	$22,306,164	$18,257,353
Unfunded commitment	—	—
Redemption frequency (if currently eligible)	Daily	Daily
Redemption notice period	Daily	Daily
MFS Series Trust Fund
Fair value	$9,993,042	$8,702,060
Unfunded commitment	—	—
Redemption frequency (if currently eligible)	Daily	Daily
Redemption notice period	Daily	Daily
Harbor Capital Appreciation
Fair value	$9,205,584	$7,459,147
Unfunded commitment	—	—
Redemption frequency (if currently eligible)	Daily	Daily
Redemption notice period	Daily	Daily
Fidelity Institutional Asset Management
Fair value	$4,676,794	$4,000,818
Unfunded commitment	—	—
Redemption frequency (if currently eligible)	Daily	Daily
Redemption notice period	Daily	Daily
Galliard Stable Return Fund E
Fair value	$3,302,226	$3,204,410
Unfunded commitment	—	—
Redemption frequency (if currently eligible)	Daily	Daily
Redemption notice period	Daily	Daily
Metlife
Fair value	$3,034,648	$3,090,373
Unfunded commitment	—	—
Redemption frequency (if currently eligible)	Daily	Daily
Redemption notice period	60 Day	60 Day
Great Gray Trust Company, LLC
Fair value	$2,497,586	$1,815,357
Unfunded commitment	—	—
Redemption frequency (if currently eligible)	Daily	Daily
Redemption notice period	Daily	Daily